UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-07434

The Stratton Funds, Inc.

(Exact name of registrant as specified in charter)

610 W. Germantown Pike, Suite 300 Plymouth Meeting, PA 19462-1050
(Address of principal executive offices) (Zip code)

Patricia L. Sloan, Secretary/Treasurer

The Stratton Funds, Inc.

610 W. Germantown Pike, Suite 300

Plymouth Meeting, PA 19462-1050

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-941-0255

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

STRATTON
MUTUAL FUNDS
Stability • Strategy • Success

Semi-Annual Report

■

June 30

2009

DEAR FELLOW SHAREHOLDER:

THE VALUATION OF COMMON STOCKS

In an attempt to put the current market valuation in some perspective, we examined the S&P 500 Index total return over rolling ten-year periods from 1939-2009. In the ten-year period ending May 31, 2009, the annual compound total return was -1.7% which placed it in the 98th percentile of those seventy years. The only other period like that was 1939 after the markets had lived through ten years of the Depression. Therefore, it is evident that the ten-year period 1999 to the present was a terrible period to own stocks compared to almost any other decade. While this knowledge doesn’t help investors today, it does say that based on history, stocks are now incredibly cheap and we believe opportunities exist for positive returns in future ten-year periods.

The problem, however, is that sometimes it takes years for the market to form a bottom as it did in the late thirties, from 1938 to 1941. The other time this occurred was the eight-year period from 1974 through 1982 when the market did not decline, but it also did not produce a significant positive return. The old maxim of buy low and sell high still applies. Clearly today the markets are “low” and the end of the internet bubble in 1999 was “high.” Unfortunately, individuals focus on their most recent experiences and many individuals are still fleeing the stock market despite current bargain basement prices. They are selling low and this is a classic, long-term mistake.

CORPORATE SURVIVAL

We were very pleasantly surprised when the first quarter 2009 earnings reports of our Large-Cap Value Model Portfolio companies came in. More than 75% of the companies beat the estimates and positively surprised Wall Street. We think managements had been so conservative and negative in the period of turmoil at year-end, they set the expectations bar very low. Keep in mind that GDP for the first quarter was actually slightly poorer than expected because of substantial inventory reductions. We think that most American companies are managing their costs in a very positive way and endeavoring to rebuild liquidity to come through this economic market turmoil with the company intact and well positioned for future growth.

INVESTMENT OUTLOOK

We believe that a portfolio of multinational companies with healthy balance sheets and strong market positions will do well in an economy that faces challenges on many fronts. Despite that, we expect a much higher level of political harassment of business over anti-trust, environmental, taxation or international business matters. We think well managed companies will be able to survive this and a diversified portfolio is needed to avoid the negative short-term focus on one particular industry or company during these rough times. We continue to urge investors to be patient, as we believe the next ten-year period will be much more constructive than the last.

Sincerely yours,

James W. Stratton Chairman

August 14, 2009

Distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406-1212.

Date of first use, August 2009. This report is to be preceded or accompanied by a Prospectus.

All indices are unmanaged groupings of stocks that are not available for investment.

PORTFOLIO MANAGERS’ COMMENTARY

Stratton Multi-Cap Fund — Jim Stratton

The stock market bottomed on March 9, 2009 and proceeded to show ten weeks of strong recovery gains. The market was able to hold these gains through the end of the second quarter. As a result, Stratton Multi-Cap Fund delivered a return of +5.88% for the first six months of 2009. For the second quarter ended June 30, 2009, the Fund produced a total return of +19.33%, topping the +16.81% return of the Russell 3000® Value Index.

This was a period of very light trading in the portfolio. We sold three securities and purchased two new ones. In the Energy sector we swapped Hess Corp. into Anadarko Petroleum Corp., a domestic natural gas production company, which had been pushed down excessively by recent low natural gas prices. Schering-Plough Corp. is under agreement to be acquired by Merck & Company, Inc. and we took advantage of the rise in stock price to sell it. We initiated a new position in The Mosaic Company, which is a major phosphate/potash producer for world-wide fertilizer needs. This is the first time we have invested in that industry which we believe has a very solid long-term future as world-wide food needs grow.

Portfolio holdings are as of 6/30/09. They are subject to change at any time. Investors may incur a fee of 1.50% if shares are redeemed or exchanged within 120 days of purchase.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.strattonfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The graph below illustrates the increase in value of a $10,000 investment in Stratton Multi-Cap Fund with all dividend income and capital gains distributions reinvested.

FUND HIGHLIGHTS June 30, 2009 (unaudited)

Stratton Multi-Cap Fund

	June 30, 2009	March 31, 2009
Total Net Assets	$68,886,434	$60,900,695
Net Asset Value Per Share	$28.27	$23.69
Shares Outstanding	2,436,517	2,570,362

Quarterly Portfolio Changes

New Holdings (% of Total Net Assets)	Eliminated Holdings
Anadarko Petroleum Corp. (2.0%)	The Hartford Financial Services Group, Inc.
The Mosaic Co. (1.0%)	Hess Corp.
Schering-Plough Corp.

Sector Categories (% of Total Net Assets)
Technology	14.7%
Utilities	14.2%
Energy	13.6%
Basic Materials	11.9%
Health Care	8.8%
Aerospace/Defense	8.0%
Capital Goods	7.3%
Industrial	3.5%
Consumer Staples	2.7%
Banking/Financial	2.6%
Consumer Services	2.5%
Telecommunications	2.2%
Insurance/Services	1.9%
Retailing	1.7%

Ten Largest Holdings*

	Market Value	% of TNA
Owens-Illinois, Inc.	$2,801,000	4.1%
General Cable Corp.	2,630,600	3.8
International Business Machines Corp.	2,610,500	3.8
AMETEK, Inc.	2,420,600	3.5
Triumph Group, Inc.	2,200,000	3.2
Oracle Corp.	2,142,000	3.1
NRG Energy, Inc.	2,076,800	3.0
Thermo Fisher Scientific, Inc.	2,038,500	3.0
Freeport-McMoRan Copper & Gold, Inc.	2,004,400	2.9
Hewlett-Packard Co.	1,932,500	2.8

	$22,856,900	33.2%

*	Excludes short-term holdings.

Portfolio holdings are subject to change and may not represent current compositions of the portfolio.

PORTFOLIO MANAGERS’ COMMENTARY

Stratton Monthly Dividend REIT Shares — Jim Beers

For the six months ended June 30, 2009, Stratton Monthly Dividend REIT Shares produced a total return of -6.96% . This compares favorably to the -12.43% return of the MSCI U.S. REIT Index and the -12.21% return of the FTSE NAREIT Equity Index.

Dividends from REITs are under extreme pressure as companies are trying to conserve cash. Many companies have reduced or suspended their dividends. A number of companies have announced that they intend to pay a minimum amount at year end. In addition, during the credit crunch late last year, the IRS granted an exception to certain REITs, allowing companies to pay out their dividends in stock instead of cash. All of these changes leave us with much less cash flow to distribute and without a clear picture of what dividends we might receive later in the year. As a result, we reduced the monthly dividend amounts for July, August and September while we hammered out a better strategy for managing the Fund given the changing landscape.

We think the best way to handle these changes in the industry is to remain committed to real estate as an asset class, but to move away from a strategy that would lead us to chase declining dividends without regard to quality of assets, management teams, or real estate sectors. Effective September 30, 2009, the name of Stratton Monthly Dividend REIT Shares, Inc. will be changed to Stratton Real Estate Fund, Inc. The Fund’s investment objective will be total return through investment in real estate securities. In pursuing total return, the Fund will emphasize both capital appreciation and current income.

Also effective September 30, 2009, the Fund expects to pay dividends semi-annually, if available. By going to a semi-annual dividend, we are hoping investors will focus more on the long-term picture. We believe it will allow us the flexibility to invest in companies that we hope are going to survive and flourish in the next recovery.

Portfolio holdings are as of 6/30/09. They are subject to change at any time. Real Estate Funds may be subject to a higher degree of market risk because of concentration in a specific industry or geographic sector. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. Investors may incur a fee of 1.50% if shares are redeemed or exchanged within 120 days of purchase.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.strattonfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The graph below illustrates the increase in value of a $10,000 investment in Stratton Monthly Dividend REIT Shares with all dividend income and capital gains distributions reinvested.

FUND HIGHLIGHTS June 30, 2009 (unaudited)

Stratton Monthly Dividend REIT Shares

	June 30, 2009	March 31, 2009
Total Net Assets	$55,832,836	$48,817,005
Net Asset Value Per Share	$15.33	$12.75
Shares Outstanding	3,641,795	3,829,518

Quarterly Portfolio Changes

New Holdings (% of Total Net Assets)	Eliminated Holdings
None	General Growth Properties, Inc.

Sector Categories (% of Total Net Assets)
Health Care	29.2%
Apartments	18.0%
Office	15.4%
Industrial	7.1%
Regional Malls	6.8%
Shopping Centers	6.5%
Net Lease	5.0%
Lodging	3.9%
Telecommunications	1.8%
Diversified	1.5%

Ten Largest Holdings*

	Market Value	% of TNA
Universal Health Realty Income Trust	$3,152,000	5.6%
National Retail Properties, Inc.	2,776,000	5.0
Liberty Property Trust	2,697,984	4.8
National Health Investors, Inc.	2,671,000	4.8
EastGroup Properties, Inc.	2,641,600	4.7
Mid-America Apartment Communities, Inc.	2,569,700	4.6
Health Care REIT, Inc.	2,387,000	4.3
Nationwide Health Properties, Inc.	2,316,600	4.1
UDR, Inc.	2,065,453	3.7
Highwoods Properties, Inc.	2,013,300	3.6

	$25,290,637	45.2%

*	Excludes short-term holdings.

Portfolio holdings are subject to change and may not represent current compositions of the portfolio.

PORTFOLIO MANAGERS’ COMMENTARY

Stratton Small-Cap Value Fund — Jerry Van Horn

For the second quarter of 2009, Stratton Small-Cap Value Fund posted a total return of +14.65% compared to the Russell 2000® Value Index return of +18.00% and the Russell 2000® Index return of +20.69% . For the first six months of 2009, the Fund posted a total return of -4.50% compared to the Russell 2000® Value Index return of -5.17% and the Russell 2000® Index return of +2.64% .

Performance leadership within the portfolio came from the Producer Durables, Energy, Health Care, and Technology sectors. Similar to the leadership characteristics of the broad market, the greatest individual stock performance within sectors came from holdings with smaller market capitalizations, higher betas, and those with poor relative performance prior to the market bounce. Within the Energy sector, performance was also aided by the announced takeover of Fund holding Foundation Coal Holdings, Inc. Underperforming areas of the portfolio during the quarter included the Materials & Processing, Consumer Staples, and Financial sectors.

Relative to the Russell 2000® Value Index, second quarter performance was hurt by negative stock selection within the Consumer Discretionary and Technology sectors as well as a combination of underexposure to, and poor stock selection within, the Materials & Processing sector. Negative stock selection during the quarter was a function of the Fund’s underexposure to stocks possessing characteristics typical of those that lead the market rally: lower price and market capitalization, higher beta, and higher leverage. The Fund’s cash reserves also were a drag on performance as stocks maintained their upward momentum for the bulk of the quarter.

Areas of the portfolio that aided relative performance during the quarter included positive sector allocation to, and positive stock selection within, the Financial and Utility sectors. Positive stock selection within the Producer Durables sector and the Fund’s overexposure to the Energy sector also produced a positive effect.

Portfolio holdings are as of 6/30/09. They are subject to change at any time. Small company stocks are generally riskier than larger company stocks due to greater volatility and less liquidity. Investors may incur a fee of 1.50% if shares are redeemed or exchanged within 120 days of purchase.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.strattonfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The graph below illustrates the increase in value of a $10,000 investment in Stratton Small-Cap Value Fund with all dividend income and capital gains distributions reinvested.

FUND HIGHLIGHTS June 30, 2009 (unaudited)

Stratton Small-Cap Value Fund

	June 30, 2009	March 31, 2009
Total Net Assets	$679,267,388	$580,703,808
Net Asset Value Per Share	$32.71	$28.53
Shares Outstanding	20,769,420	20,352,619

Quarterly Portfolio Changes

New Holdings (% of Total Net Assets)	Eliminated Holdings
None	ViroPharma, Inc.

Sector Categories (% of Total Net Assets)
Technology	16.3%
Banking/Financial	15.5%
Health Care	13.5%
Utilities	8.0%
Consumer Staples	7.4%
REITs	6.8%
Retailing	5.3%
Energy	5.3%
Capital Goods	2.0%
Business Services	2.0%
Insurance/Services	1.5%
Consumer Durables	1.4%
Aerospace/Defense	1.4%
Basic Materials	1.3%
Industrial	0.8%
Transportation	0.3%

Ten Largest Holdings*

	Market Value	% of TNA
Ralcorp Holdings, Inc.	$15,534,600	2.3%
Affiliated Managers Group, Inc.	14,969,378	2.2
CommScope, Inc.	14,443,000	2.1
Syniverse Holdings, Inc.	14,186,550	2.1
The Gymboree Corp.	13,837,200	2.0
Jos. A. Bank Clothiers, Inc.	13,784,000	2.0
Amedisys, Inc.	13,692,293	2.0
ON Semiconductor Corp.	13,445,600	2.0
Aaron’s, Inc.	13,404,090	2.0
Casey’s General Stores, Inc.	12,845,000	1.9

	$140,141,711	20.6%

*	Excludes short-term holdings.

Portfolio holdings are subject to change and may not represent current compositions of the portfolio.

SCHEDULE OF INVESTMENTS June 30, 2009 (unaudited)

Stratton Multi-Cap Fund

	Number of Shares	Market Value (Note 1)
COMMON STOCKS – 95.6%
Aerospace/Defense – 8.0%
Lockheed Martin Corp.	22,000	$1,774,300
Northrop Grumman Corp.	33,000	1,507,440
Triumph Group, Inc.	55,000	2,200,000

		5,481,740

Banking/Financial – 2.6%
Interactive Brokers Group, Inc. Class A†	60,000	931,800
JPMorgan Chase & Co.	25,000	852,750

		1,784,550

Basic Materials – 11.9%
Freeport-McMoRan Copper & Gold, Inc.†	40,000	2,004,400
GrafTech International, Ltd.†	100,000	1,131,000
The Mosaic Co.	15,000	664,500
Owens-Illinois, Inc.†	100,000	2,801,000
Schnitzer Steel Industries, Inc. Class A	30,000	1,585,800

		8,186,700

Capital Goods – 7.3%
General Cable Corp.†	70,000	2,630,600
General Electric Co.	50,000	586,000
Tyco International, Ltd.	70,000	1,818,600

		5,035,200

Consumer Services – 2.5%
H&R Block, Inc.	100,000	1,723,000

Consumer Staples – 2.7%
Kimberly-Clark Corp.	35,000	1,835,050

Energy – 13.6%
Anadarko Petroleum Corp.	30,000	1,361,700
ConocoPhillips	40,000	1,682,400
National-Oilwell Varco, Inc.†	20,000	653,200
Penn Virginia Corp.	80,000	1,309,600
Petroleo Brasileiro S.A.-ADR	25,000	1,024,500
Valero Energy Corp.	85,000	1,435,650
XTO Energy, Inc.	50,000	1,907,000

		9,374,050

Health Care – 8.8%
Abbott Laboratories	35,000	1,646,400
Amedisys, Inc.†	40,000	1,320,800
Becton, Dickinson & Co.	15,000	1,069,650
Thermo Fisher Scientific, Inc.†	50,000	2,038,500

		6,075,350

Industrial – 3.5%
AMETEK, Inc.	70,000	2,420,600

Insurance/Services – 1.9%
MetLife, Inc.	20,000	600,200
Torchmark Corp.	20,000	740,800

		1,341,000

Retailing – 1.7%
McDonald’s Corp.	20,000	1,149,800

Technology – 14.7%
Harris Corp.	60,000	1,701,600
Hewlett-Packard Co.	50,000	1,932,500
International Business Machines Corp.	25,000	2,610,500
L-3 Communications Holdings, Inc.	25,000	1,734,500
Oracle Corp.	100,000	2,142,000

		10,121,100

Telecommunications – 2.2%
AT&T, Inc.	60,000	1,490,400

Utilities – 14.2%
American Electric Power Co., Inc.	50,000	1,444,500
Dynegy, Inc. Class A†	800,000	1,816,000
Energen Corp.	40,000	1,596,000
Mirant Corp.†	100,000	1,574,000
NRG Energy, Inc.†	80,000	2,076,800
Public Service Enterprise Group, Inc.	40,000	1,305,200

		9,812,500

Total Common Stocks (Cost $86,799,669)		65,831,040

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS June 30, 2009 (unaudited) (continued)

Stratton Multi-Cap Fund

	Principal Amount	Market Value (Note 1)
SHORT-TERM INVESTMENTS – 4.5%
PNC Bank Money Market Account 0.05%, due 07/01/09	$3,111,950	$3,111,950

Total Short-Term Investments (Cost $3,111,950)		3,111,950

Total Investments — 100.1% (Cost $89,911,619*)		68,942,990
Liabilities in Excess of Other Assets — (0.1%)		(56,556)

NET ASSETS — 100.0%		$68,886,434

ADR - American Depository Receipt

† Non-income producing security

* Aggregate cost is $89,911,619 and net unrealized depreciation is as follows:

Gross unrealized appreciation		$4,467,114
Gross unrealized depreciation		(25,435,743)

Net unrealized depreciation		$(20,968,629)

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS June 30, 2009 (unaudited)

Stratton Monthly Dividend REIT Shares

	Number of Shares	Market Value (Note 1)
COMMON STOCKS – 95.2%
Apartments – 18.0%
Apartment Investment & Management Co. Class A	110,417	$977,190
Camden Property Trust	70,000	1,932,000
Education Realty Trust, Inc.	10,000	42,900
Equity Residential	50,000	1,111,500
Home Properties, Inc.	40,000	1,364,000
Mid-America Apartment Communities, Inc.	70,000	2,569,700
UDR, Inc.	199,947	2,065,453

		10,062,743

Diversified – 1.5%
Lexington Realty Trust	241,236	820,202

Health Care – 29.2%
HCP, Inc.	80,000	1,695,200
Health Care REIT, Inc.	70,000	2,387,000
Healthcare Realty Trust, Inc.	110,000	1,851,300
Medical Properties Trust, Inc.	100,000	607,000
National Health Investors, Inc.	100,000	2,671,000
Nationwide Health Properties, Inc.	90,000	2,316,600
Universal Health Realty Income Trust	100,000	3,152,000
Ventas, Inc.	55,000	1,642,300

		16,322,400

Industrial – 7.1%
DCT Industrial Trust, Inc.	200,000	816,000
EastGroup Properties, Inc.	80,000	2,641,600
First Industrial Realty Trust, Inc.	109,000	474,150

		3,931,750

Lodging – 3.9%
Hospitality Properties Trust	125,000	1,486,250
Sunstone Hotel Investors, Inc.	131,414	703,065

		2,189,315

Net Lease – 5.0%
National Retail Properties, Inc.	160,000	2,776,000

Office – 15.4%
Brandywine Realty Trust	200,000	1,490,000
Highwoods Properties, Inc.	90,000	2,013,300
Liberty Property Trust	117,100	2,697,984
Mack-Cali Realty Corp.	75,000	1,710,000
SL Green Realty Corp.	30,000	688,200

		8,599,484

Regional Malls – 6.8%
Glimcher Realty Trust	185,000	536,500
The Macerich Co.	103,701	1,826,175
Pennsylvania Real Estate Investment Trust	75,000	375,000
Simon Property Group, Inc.	20,585	1,058,705

		3,796,380

Shopping Centers – 6.5%
Developers Diversified Realty Corp.	63,779	311,242
Equity One, Inc.	50,000	663,000
Federal Realty Investment Trust	30,000	1,545,600
Urstadt Biddle Properties, Inc. Class A	80,000	1,126,400

		3,646,242

Telecommunications – 1.8%
AT&T, Inc.	40,000	993,600

Total Common Stocks (Cost $81,396,884)		53,138,116

	Principal Amount
SHORT-TERM INVESTMENTS – 4.6%
PNC Bank Money Market Account 0.05%, due 07/01/09	$2,577,569	2,577,569

Total Short-Term Investments (Cost $2,577,569)		2,577,569

Total Investments — 99.8% (Cost $83,974,453*)		55,715,685
Other Assets Less Liabilities — 0.2%		117,151

NET ASSETS — 100.0%		$55,832,836

REIT – Real Estate Investment Trust

* Aggregate cost is $83,974,453 and net unrealized depreciation is as follows:

Gross unrealized appreciation		$4,526,310
Gross unrealized depreciation		(32,785,078)

Net unrealized depreciation		$(28,258,768)

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS June 30, 2009 (unaudited)

Stratton Small-Cap Value Fund

	Number of Shares	Market Value (Note 1)
COMMON STOCKS – 88.8%
Aerospace/Defense – 1.4%
Moog, Inc. Class A†	361,925	$9,341,284

Banking/Financial – 15.5%
Affiliated Managers Group, Inc.†	257,250	14,969,378
Astoria Financial Corp.	722,000	6,194,760
BancorpSouth, Inc.	421,000	8,643,130
Community Bank System, Inc.	330,000	4,804,800
First Midwest Bancorp, Inc.	764,200	5,586,302
First Niagara Financial Group, Inc.	577,000	6,589,340
Glacier Bancorp, Inc.	380,000	5,612,600
IBERIABANK Corp.	122,000	4,808,020
Interactive Brokers Group, Inc. Class A†	459,000	7,128,270
MB Financial, Inc.	482,200	4,913,618
National Penn Bancshares, Inc.	784,400	3,616,084
Signature Bank†	235,000	6,373,200
Sterling Bancshares, Inc.	1,440,000	9,115,200
SVB Financial Group†	239,000	6,505,580
United Bankshares, Inc.	351,000	6,858,540
Webster Financial Corp.	418,600	3,369,730

		105,088,552

Basic Materials – 1.3%
Compass Minerals International, Inc.	165,000	9,060,150

Business Services – 2.0%
Aaron’s, Inc.	449,500	13,404,090

Capital Goods – 2.0%
Cascade Corp.	176,500	2,776,345
Crane Co.	305,000	6,804,550
Terex Corp.†	350,000	4,224,500

		13,805,395

Consumer Durables – 1.4%
Jarden Corp.†	500,000	9,375,000

Consumer Staples – 7.4%
Casey’s General Stores, Inc.	500,000	12,845,000
Fresh Del Monte Produce, Inc.†	320,000	5,203,200
The Pantry, Inc.†	330,000	5,478,000
Ralcorp Holdings, Inc.†	255,000	15,534,600
Ruddick Corp.	474,000	11,105,820

		50,166,620

Energy – 5.3%
Cabot Oil & Gas Corp.	203,100	6,222,984
Carrizo Oil & Gas, Inc.†	410,000	7,031,500
Foundation Coal Holdings, Inc.	125,000	3,513,750
Penn Virginia Corp.	186,200	3,048,094
Petrohawk Energy Corp.†	228,460	5,094,658
PetroQuest Energy, Inc.†	1,025,000	3,782,250
Superior Energy Services, Inc.†	405,000	6,994,350

		35,687,586

Health Care – 13.5%
Amedisys, Inc.†	414,667	13,692,293
American Oriental Bioengineering, Inc.†	1,500,000	7,935,000
CONMED Corp.†	341,000	5,292,320
Healthspring, Inc.†	830,000	9,013,800
Henry Schein, Inc.†	198,500	9,518,075
Kinetic Concepts, Inc.†	420,000	11,445,000
LifePoint Hospitals, Inc.†	470,496	12,350,520
Psychiatric Solutions, Inc.†	515,000	11,711,100
West Pharmaceutical Services, Inc.	316,100	11,016,085

		91,974,193

Industrial – 0.8%
Silgan Holdings, Inc.	115,000	5,638,450

Insurance/Services – 1.5%
Selective Insurance Group, Inc.	505,200	6,451,404
Torchmark Corp.	100,000	3,704,000

		10,155,404

REITs – 6.8%
AMB Property Corp.	300,000	5,643,000
FelCor Lodging Trust, Inc.	831,000	2,044,260
Highwoods Properties, Inc.	195,000	4,362,150
Home Properties, Inc.	125,000	4,262,500
Medical Properties Trust, Inc.	1,325,000	8,042,750
Nationwide Health Properties, Inc.	480,000	12,355,200
SL Green Realty Corp.	300,000	6,882,000
Sunstone Hotel Investors, Inc.	436,406	2,334,772

		45,926,632

Retailing – 5.3%
GameStop Corp. Class A†	381,742	8,402,141
The Gymboree Corp.†	390,000	13,837,200
Jos. A. Bank Clothiers, Inc.†	400,000	13,784,000

		36,023,341

Technology – 16.3%
Anixter International, Inc.†	236,700	8,897,553
Avocent Corp.†	733,000	10,232,680
Belden, Inc.	324,600	5,420,820
CommScope, Inc.†	550,000	14,443,000
Digital River, Inc.†	160,000	5,811,200
Netflix, Inc.†	265,000	10,955,100
OmniVision Technologies, Inc.†	395,000	4,104,050

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS June 30, 2009 (unaudited) (continued)

Stratton Small-Cap Value Fund

	Number of Shares	Market Value (Note 1)
Technology – continued
ON Semiconductor Corp.†	1,960,000	$13,445,600
Parametric Technology Corp.†	985,000	11,514,650
Solera Holdings, Inc.†	470,000	11,938,000
Syniverse Holdings, Inc.†	885,000	14,186,550

		110,949,203

Transportation – 0.3%
Euroseas, Ltd.	460,000	2,198,800

Utilities – 8.0%
Avista Corp.	645,000	11,487,450
El Paso Electric Co.†	639,000	8,920,440
Energen Corp.	224,700	8,965,530
Otter Tail Corp.	150,000	3,276,000
Portland General Electric Co.	325,000	6,331,000
Southwest Gas Corp.	450,000	9,994,500
Unisource Energy Corp.	200,000	5,308,000

		54,282,920

Total Common Stocks (Cost $744,787,507)		603,077,620

	Principal Amount
SHORT-TERM INVESTMENTS – 11.0%
PNC Bank Money Market Account 0.05%, due 07/01/09	$74,638,724	74,638,724

Total Short-Term Investments (Cost $74,638,724)		74,638,724

Total Investments — 99.8% (Cost $819,426,231*)		677,716,344
Other Assets Less Liabilities — 0.2%		1,551,044

NET ASSETS — 100.0%		$679,267,388

REIT – Real Estate Investment Trust

† Non-income producing security

* Aggregate cost is $819,426,231 and net unrealized depreciation is as follows:

Gross unrealized appreciation		$50,216,703
Gross unrealized depreciation		(191,926,590)

Net unrealized depreciation		$(141,709,887)

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2009 (unaudited)

	SMCF	SMDS	SSCV
ASSETS:
Investments in securities at value (cost $89,911,619, $83,974,453 and $819,426,231, respectively) (Note 1)	$68,942,990	$55,715,685	$677,716,344
Dividends and interest receivable	67,790	322,725	786,803
Receivable for shares sold	26,567	1,971	2,084,279
Prepaid expenses	20,439	20,525	32,494

Total Assets	69,057,786	56,060,906	680,619,920

LIABILITIES:
Payable for shares redeemed	98,019	168,959	989,166
Accrued audit fee	13,951	16,792	16,275
Accrued directors’ fee	1,005	655	5,724
Accrued printing fee	17,331	9,066	19,661
Payable to affiliate	37,122	29,556	299,819
Accrued expenses and other liabilities	3,924	3,042	21,887

Total Liabilities	171,352	228,070	1,352,532

NET ASSETS:
Applicable to 2,436,517, 3,641,795 and 20,769,420 shares outstanding, respectively[1]	$68,886,434	$55,832,836	$679,267,388

Net asset value, offering and redemption price per share[2]	$28.27	$15.33	$32.71

SOURCE OF NET ASSETS:
Paid-in capital	$97,680,318	$86,900,283	$840,521,120
Undistributed net investment income (loss)	248,900	(351,337)	264,503
Accumulated net realized loss on investments	(8,074,155)	(2,457,342)	(19,808,348)
Net unrealized depreciation on investments	(20,968,629)	(28,258,768)	(141,709,887)

Net Assets	$68,886,434	$55,832,836	$679,267,388

[1]	SMCF: $0.10 par value, 10,000,000 shares authorized; SMDS: $1.00 par value, 10,000,000 shares authorized; SSCV: $0.001 par value, 200,000,000 shares authorized.

[2]	Redemption price varies based on length of time held (Note 1).

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

Six Months Ended June 30, 2009 (unaudited)

	SMCF	SMDS	SSCV
INCOME:
Dividends	$664,491	$2,274,431	$4,327,848
Interest	887	971	20,712
Other income	—	—	417

Total Income	665,378	2,275,402	4,348,977

EXPENSES:
Advisory fees (Note 2)	251,355	171,239	2,825,605
Accounting/Administration services fees	51,520	49,662	259,013
Audit fees	13,951	16,792	16,275
Custodian fees	8,029	6,457	41,052
Directors’ fees	5,148	3,983	44,253
Legal fees	1,078	867	9,346
Miscellaneous fees	5,966	4,437	28,210
Printing and postage fees	17,585	11,034	142,176
Registration fees	16,730	14,680	22,949
Taxes other than income taxes	2,903	2,250	23,015
Transfer agent fees	42,213	50,067	672,580

Total Expenses	416,478	331,468	4,084,474

Net Investment Income	248,900	1,943,934	264,503

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(4,013,456)	(2,181,341)	(7,419,493)
Net increase (decrease) in unrealized appreciation/depreciation on investments	7,161,522	(4,813,963)	(21,067,646)

Net Realized and Unrealized Gain (Loss) on Investments	3,148,066	(6,995,304)	(28,487,139)

Net Increase (Decrease) in Net Assets Resulting From Operations	$3,396,966	$(5,051,370)	$(28,222,636)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	SMCF		SMDS
	6 Months Ended 6/30/09*	Year Ended 12/31/08	6 Months Ended 6/30/09*	Year Ended 12/31/08
OPERATIONS:
Net investment income	$248,900	$453,783	$1,943,934	$3,314,929
Net realized gain (loss) on investments	(4,013,456)	(1,179,204)	(2,181,341)	2,259,555
Net increase (decrease) in unrealized appreciation/depreciation on investments	7,161,522	(75,108,306)	(4,813,963)	(34,973,362)

Net Increase (Decrease) in Net Assets Resulting From Operations	3,396,966	(75,833,727)	(5,051,370)	(29,398,878)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income ($0.00 and $0.19 per share, respectively, for SMCF, $0.60 and $0.97 per share, respectively, for SMDS)	—	(636,946)	(2,295,271)	(3,425,716)
From realized gains on investments ($0.00 and $1.07 per share, respectively, for SMCF, $0.00 and $2.79 per share, respectively, for SMDS)	—	(3,740,796)	—	(9,816,974)
Distributions in excess of net realized gain on investments ($0.00 and $0.03 per share, respectively, for SMCF, $0.00 and $0.00 per share, respectively, for SMDS)	—	(112,069)	—	—
Return of capital ($0.00 and $0.00 per share, respectively, for SMCF, $0.00 and $0.02 per share, respectively, for SMDS)	—	—	—	(64,282)

Total Distributions	—	(4,489,811)	(2,295,271)	(13,306,972)

CAPITAL SHARE TRANSACTIONS[1]	(9,279,697)	53,615,025	(4,894,228)	6,181,365

REDEMPTION FEES	4,622	303,683	13,363	10,844

Total Decrease in Net Assets	(5,878,109)	(26,404,830)	(12,227,506)	(36,513,641)
NET ASSETS:
Beginning of period	74,764,543	101,169,373	68,060,342	104,573,983

End of period (including undistributed net investment income (loss) of $248,900 and $0, respectively, for SMCF, and $(351,337) and $0, respectively, for SMDS)	$68,886,434	$74,764,543	$55,832,836	$68,060,342

	SSCV
	6 Months Ended 6/30/09*	Year Ended 12/31/08
OPERATIONS:
Net investment income (loss)	$264,503	$(860,908)
Net realized loss on investments	(7,419,493)	(4,368,791)
Net decrease in unrealized appreciation/depreciation on investments	(21,067,646)	(202,699,355)

Net Decrease in Net Assets Resulting From Operations	(28,222,636)	(207,929,054)

CAPITAL SHARE TRANSACTIONS[1]	42,680,107	160,256,298

REDEMPTION FEES	216,172	134,318

Total Increase (Decrease) in Net Assets	14,673,643	(47,538,438)
NET ASSETS:
Beginning of period	664,593,745	712,132,183

End of period (including undistributed net investment income of $264,503 and $0, respectively, for SSCV)	$679,267,388	$664,593,745

*	Unaudited

See accompanying notes to financial statements.

CAPITAL SHARE TRANSACTIONS

[1]	A summary of capital share transactions follows:

	SMCF
	6 Months Ended 6/30/09*		Year Ended 12/31/08
	Shares	Value	Shares	Value
Shares issued	120,454	$3,162,184	3,192,553	$132,888,605
Shares reinvested from net investment income and capital gains distributions	—	—	96,575	4,021,006

	120,454	3,162,184	3,289,128	136,909,611
Shares redeemed	(483,918)	(12,441,881)	(2,755,573)	(83,294,586)

Net Increase (Decrease)	(363,464)	$(9,279,697)	533,555	$53,615,025

	SMDS
	6 Months Ended 6/30/09*		Year Ended 12/31/08
	Shares	Value	Shares	Value
Shares issued	191,951	$2,694,359	707,406	$14,978,005
Shares reinvested from net investment income and capital gains distributions	119,806	1,690,173	415,471	10,429,087

	311,757	4,384,532	1,122,877	25,407,092
Shares redeemed	(628,156)	(9,278,760)	(824,978)	(19,225,727)

Net Increase (Decrease)	(316,399)	$(4,894,228)	297,899	$6,181,365

	SSCV
	6 Months Ended 6/30/09*		Year Ended 12/31/08
	Shares	Value	Shares	Value
Shares issued	5,205,977	$158,646,175	9,824,341	$403,646,247
Shares redeemed	(3,840,377)	(115,966,068)	(5,855,728)	(243,389,949)

Net Increase	1,365,600	$42,680,107	3,968,613	$160,256,298

*	Unaudited

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2009 (unaudited)

Note 1. – Significant Accounting Policies

Stratton Mutual Funds (the “Funds”) consist of Stratton Multi-Cap Fund, Inc. (“SMCF”), Stratton Monthly Dividend REIT Shares, Inc. (“SMDS”) and The Stratton Funds, Inc., which operates as a series, consisting of Stratton Small-Cap Value Fund (“SSCV”). The Funds are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Funds offer diversified portfolios.

Investments in the Funds normally consist of common stock and securities convertible into or exchangeable into common stock. Each Fund has specific investment objectives:

The objective of SMCF is to seek long-term growth of capital with current income from interest and dividends as a secondary objective.

The objective of SMDS is to seek a high rate of return from dividend and interest income. Please refer to Note 7 in these Notes to Financial Statements for the Fund’s investment objective change effective September 30, 2009.

The objective of SSCV is to seek long-term capital appreciation through investment in the securities of small-cap companies.

Due to the inherent risk of investments there can be no assurance that the objectives of the Funds will be met.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation – Securities listed or admitted to trading on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded in the over-the-counter market are valued at the official closing price if carried in the National Market Issues section by NASDAQ; other over-the-counter securities are valued at the mean between the closing bid and asked prices obtained from a principal market maker. All other securities and assets, for which no quotations are readily available, are valued at their “fair value” as determined in good faith by the Boards of Directors of the Funds. Some of the more common reasons that may necessitate that a security be valued at “fair value” include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time.

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a Fund’s financial position, performance and cash flows. Managment has determined the adoption of FAS 161 had no material impact on the Funds’ financial statements and related disclosures.

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2009 (unaudited)

B. Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”) – This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Adoption of FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have signifcantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.

The summary of inputs used to value each Fund’s net assets as of June 30, 2009 is as follows:

	SMCF	SMDS	SSCV
Level 1 - Quoted prices *	$68,942,990	$55,715,685	$677,716,344
Level 2 - Significant observable inputs	—	—	—
Level 3 - Significant unobservable inputs	—	—	—

Total Market Value of Investments	$68,942,990	$55,715,685	$677,716,344

*	The breakdown of each Fund’s investments into major categories is disclosed in its Schedule of Investments.

C. Determination of Gains or Losses on Sales of Securities – Gains or losses on the sale of securities are calculated for accounting and tax purposes on the identified cost basis.

D. Federal Income Taxes – It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to their shareholders. Therefore, no federal income tax provision is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

E. Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2009 (unaudited)

F. Other – Security transactions are accounted for on the date the securities are purchased or sold. Interest income is recorded on the accrual basis and dividend income on the ex-dividend date.

G. Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. The character of distributions paid to shareholders is determined by reference to income as determined for income tax purposes, after giving effect to temporary differences between the financial reporting and tax basis of assets and liabilities, rather than income as determined for financial reporting purposes.

H. REITs – SMDS has made certain investments in Real Estate Investment Trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital or capital gains. Please refer to Note 7 in these Notes to Financial Statements for changes affecting SMDS effective September 30, 2009.

I. Redemption Fee – The Funds may impose a redemption fee of 1.50% on shares that are redeemed within 120 days of purchase. The charge is assessed on an amount equal to the net asset value of the shares at the time of redemption. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholder. The redemption fees returned to the assets of the Funds are reflected in the Statements of Changes in Net Assets. Certain exceptions to the redemption fee may apply as more fully described in the Funds’ Prospectus.

Note 2. – During the six months ended June 30, 2009, the Funds paid advisory fees to Stratton Management Company (the “Advisor”) as follows: SMCF – $251,355; SMDS – $171,239; SSCV – $2,825,605. Management services are provided by the Advisor under agreements whereby the Advisor furnishes all investment advice, office space and facilities to the Funds and pays the salaries of the Funds’ officers. In return for these services, SMCF, SMDS and SSCV pay to the Advisor a monthly management fee at annual rates of 0.75%, 0.625% and 0.90% of each Fund’s respective average daily net assets.

The officers and Directors of the Funds who are also officers or employees of the Advisor or administrator receive no direct compensation from the Funds for services to them. Each disinterested Director receives $2,000 for each meeting attended and an annual retainer of $8,000.

PFPC Trust Company, which will be renamed PNC Trust Company effective June 7, 2010, serves as the Funds’ custodian. The Advisor pays PFPC Distributors, Inc. an annual fee for the limited purpose of acting as statutory underwriter to facilitate the registration of shares of each Fund. PNC Global Investment Servicing (U.S.) Inc. serves as the Funds’ administrator, fund accounting services provider and transfer agent.

Note 3. – Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2009 were as follows:

	SMCF	SMDS	SSCV
Cost of purchases	$4,899,567	$4,118,120	$85,024,551
Proceeds of sales	10,768,634	2,763,787	11,681,347

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2009 (unaudited)

Note 4. – Distributions to Shareholders

The tax character of distributions paid during 2008 was as follows:

	SMCF	SMDS	SSCV
Distributions paid from:
Ordinary income	$636,946	$3,425,716	$—
Long-term capital gain	3,852,865	9,816,974	—

	4,489,811	13,242,690	—
Return of capital	—	64,282	—

	$4,489,811	$13,306,972	$—

The tax character of distributions paid during the year ending December 31, 2009, will be reported in the Funds’ December 31, 2009 Annual Report.

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

	SMCF	SMDS	SSCV
Capital loss carryforward	$—	$—	$(2,615,472)
Deferred post-October losses	(4,060,699)	—	(9,773,383)
Unrealized depreciation	(28,130,151)	(23,720,806)	(120,642,241)

Total Accumulated Earnings	$(32,190,850)	$(23,720,806)	$(133,031,096)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to timing differences of tax recognition of gains on certain securities, the deferral of losses on wash sales, and post-October losses.

As of December 31, 2008, Stratton Small-Cap Value Fund had net capital loss carryforwards for federal income tax purposes of $2,615,472, which are available to reduce future required distributions of net capital gains to shareholders. This amount is available through 2016.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Stratton Multi-Cap Fund and Stratton Small-Cap Value Fund had deferred post-October capital losses of $4,060,699 and $9,773,383, respectively, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2009 (unaudited)

Note 5. – Reclassification

Permanent differences, incurred during the year ended December 31, 2008, resulting from differences in book and tax accounting have been reclassified at year end to undistributed net investment income, accumulated realized gain (loss) and paid-in capital as follows:

	SMCF	SMDS	SSCV
Decrease paid-in capital	$—	$—	$(860,908)
Increase undistributed net investment income	—	110,787	860,908
Decrease accumulated net realized gain (loss)	—	(110,787)	—

Note 6. – Indemnification

Under the Funds’ organizational documents, their officers and Directors are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

Note 7. – Subsequent Events

Effective September 30, 2009, the name of Stratton Monthly Dividend REIT Shares, Inc. (SMDS) will be changed to Stratton Real Estate Fund, Inc. The Fund’s investment objective will be total return through investment in real estate securities. Additionally, the fund will no longer declare dividends on a monthly basis. Rather, the fund expects to declare and pay dividends, if any, semi-annually, however it may declare and pay dividends more frequently.

Management has evaluated the impact of all subsequent events on the Funds through August 31, 2009, the date the financial statements were issued.

FINANCIAL HIGHLIGHTS

Stratton Multi-Cap Fund

The table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

	6 Months Ended 6/30/09*	Years Ended December 31,
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$26.70	$44.64	$41.82	$44.35	$40.69	$34.69

Income From Investment Operations
Net investment income	0.10 [1]	0.11	0.27	0.21	0.07	0.04
Redemption fees	— [2]	0.09	— [2]	0.07	0.02	0.03
Net gains (losses) on securities (both realized and unrealized)	1.47	(16.85)	7.47	0.06	5.71	7.96

Total From Investment Operations	1.57	(16.65)	7.74	0.34	5.80	8.03

Less Distributions
Dividends (from net investment income)	—	(0.19)	(0.19)	(0.21)	(0.07)	(0.04)
Distributions (from capital gains)	—	(1.07)	(4.73)	(2.66)	(2.07)	(1.99)
Distributions (in excess of capital gains)	—	(0.03)	—	—	—	—

Total Distributions	—	(1.29)	(4.92)	(2.87)	(2.14)	(2.03)

Net Asset Value, End of Period	$28.27	$26.70	$44.64	$41.82	$44.35	$40.69

Total Return	5.88%[3]	(38.32%)	18.76%	0.77%	14.49%	23.53%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$68,886	$74,765	$101,169	$99,532	$173,405	$110,251
Ratio of expenses to average net assets	1.24%[4]	1.07%	1.06%	1.06%	1.08%	1.15%
Ratio of net investment income to average net assets	0.74%[4]	0.35%	0.42%	0.40%	0.17%	0.12%
Portfolio turnover rate	7.75%[3]	70.49%	25.68%	31.04%	29.22%	44.44%

*	Unaudited

[1]	Calculated based on the average number of shares outstanding during the period.

[2]	Amount represents less than $0.01 per share.

[3]	Not Annualized

[4]	Annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Stratton Monthly Dividend REIT Shares

The table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

	6 Months Ended 6/30/09*	Years Ended December 31,
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$17.19	$28.57	$38.86	$34.35	$36.86	$32.86

Income From Investment Operations
Net investment income	0.51 [1]	0.97	0.95	0.89	0.94	0.98
Redemption fees	— [2]	— [2]	— [2]	— [2]	0.01	0.01
Net gains (losses) on securities (both realized and unrealized)	(1.77)	(8.57)	(6.36)	8.47	0.52	6.01

Total From Investment Operations	(1.26)	(7.60)	(5.41)	9.36	1.47	7.00

Less Distributions
Dividends (from net investment income)	(0.60)	(0.97)	(0.95)	(0.89)	(0.94)	(0.98)
Distributions (from capital gains)	—	(2.79)	(3.93)	(3.96)	(3.04)	(2.02)
Return of capital	—	(0.02)	—	—	—	—

Total Distributions	(0.60)	(3.78)	(4.88)	(4.85)	(3.98)	(3.00)

Net Asset Value, End of Period	$15.33	$17.19	$28.57	$38.86	$34.35	$36.86

Total Return	(6.96%)[3]	(30.34%)	(15.35%)	28.32%	4.11%	22.17%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$55,833	$68,060	$104,574	$165,451	$153,344	$211,477
Ratio of expenses to average net assets	1.21%[4]	1.00%	0.92%	0.91%	0.95%	0.96%
Ratio of net investment income to average net assets	7.10%[4]	3.64%	2.75%	2.36%	2.49%	2.90%
Portfolio turnover rate	5.38%[3]	17.54%	16.85%	20.20%	5.36%	44.28%

*	Unaudited

[1]	Calculated based on the average number of shares outstanding during the period.

[2]	Amount represents less than $0.01 per share.

[3]	Not Annualized

[4]	Annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Stratton Small-Cap Value Fund

The table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

	6 Months Ended 6/30/09*	Years Ended December 31,
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$34.25	$46.14	$48.43	$43.28	$40.33	$32.96

Income From Investment Operations
Net investment income (loss)	0.01 [1]	(0.05)[1]	0.11	(0.02)	(0.07)	(0.15)
Redemption fees	0.01	0.01	0.01	0.01	0.02	—
Net gains (losses) on securities (both realized and unrealized)	(1.56)	(11.85)	(1.10)	5.97	4.43	8.75

Total From Investment Operations	(1.54)	(11.89)	(0.98)	5.96	4.38	8.60

Less Distributions
Dividends (from net investment income)	—	—	(0.10)	—	—	—
Distributions (from capital gains)	—	—	(1.21)	(0.81)	(1.43)	(1.23)

Total Distributions	—	—	(1.31)	(0.81)	(1.43)	(1.23)

Net Asset Value, End of Period	$32.71	$34.25	$46.14	$48.43	$43.28	$40.33

Total Return	(4.50%)[2]	(25.77%)	(2.20%)	13.82%	10.86%	26.43%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$679,267	$664,594	$712,132	$736,934	$355,413	$116,472
Ratio of expenses to average net assets	1.30%[3]	1.22%	0.87%	1.21%	1.28%	1.47%
Ratio of net investment income (loss) to average net assets	0.08%[3]	(0.12%)	0.21%	(0.06%)	(0.25%)	(0.57%)
Portfolio turnover rate	2.14%[2]	26.14%	19.07%	29.41%	15.49%	16.54%

*	Unaudited

[1]	Calculated based on the average number of shares outstanding during the period.

[2]	Not Annualized

[3]	Annualized

See accompanying notes to financial statements.

ADDITIONAL INFORMATION

(unaudited)

Disclosure of Fund Expenses

As a shareholder of the Funds, you may incur two types of costs: (1) redemption fees if you redeem within 120 days of purchase; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the numbers in the first line under the heading entitled “Expenses Paid During Six Month Period Ending 6/30/09” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Stratton Multi-Cap Fund

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Six Month Period Ending 6/30/09*
Actual	$1,000.00	$1,058.80	$6.33
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.21

*	Expenses are equal to the Fund’s annualized expense ratio of 1.24% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ADDITIONAL INFORMATION (continued)

(unaudited)

Stratton Monthly Dividend REIT Shares

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Six Month Period Ending 6/30/09*
Actual	$1,000.00	$930.40	$5.79
Hypothetical (5% return before expenses)	$1,000.00	$1,018.79	$6.06

*	Expenses are equal to the Fund’s annualized expense ratio of 1.21% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Stratton Small-Cap Value Fund

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Six Month Period Ending 6/30/09*
Actual	$1,000.00	$955.00	$6.30
Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.51

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ADVISORY AGREEMENTS

(unaudited)

Board Consideration and Re-Approval of Existing Investment Advisory Agreements

The Directors of the Stratton Funds unanimously approved the continuance of the Investment Advisory Agreements (the “Advisory Agreements”) between each Fund and the Advisor at a meeting held on June 10, 2009.

In advance of the meeting, the Directors received various materials from the Advisor and PNC Global Investment Servicing, the administrator for the Funds (the “Administrator”). The materials provided to the Directors, included, among other things, (i) a memorandum prepared by the law firm of Drinker Biddle & Reath LLP outlining the Directors’ duties and the applicable legal standards for the consideration of the renewal of the Advisory Agreements; (ii) a report prepared by Lipper, an independent company, which included comparative performance and expense information for the Funds and other investment companies with similar portfolio characteristics (“Lipper Report”); (iii) a report from the Advisor which outlined the services that the Advisor performs (and proposes to continue to perform) for the Funds, as well as information on certain Advisor personnel; and (iv) brokerage commission reports and information on soft dollar relationships for the Funds.

Prior to voting, the Directors reviewed the materials with management. The Independent Directors of the Funds also discussed the proposed continuances in a private session at which no representatives of the Advisor were present. In reaching their determinations relating to continuance of the Advisory Agreements with respect to each of the Funds, the Directors reviewed and discussed various factors, the information provided by the Advisor at the Meeting and at other times throughout the year, and other relevant information including, but not limited to, the following:

The nature, extent, and quality of the services to be provided by the Advisor

The Advisor manages the investment of the assets of the Funds, including making purchases and sales of portfolio securities consistent with the Funds’ investment objectives and policies. Although the Funds retain the Administrator to provide accounting and administrative services, the Advisor also provides the Funds with certain other services (exclusive of, and in addition to, any such services provided by any others retained by the Funds) and with certain executive personnel necessary for its operations. The Advisor pays all of the compensation of the Officers of the Funds who are employees of the Advisor.

The Directors noted that the scope of services provided under the Advisory Agreements continues to expand as a result of regulatory and other developments. The Directors considered the quality of the investment research capabilities of the Advisor and the other resources the Advisor has dedicated to performing services for the Funds. The quality of other services, including the Advisor’s assistance in the coordination of the activities of some of the other service providers for the Funds, was also considered.

The Directors also considered the nature and quality of the services provided by the Advisor to the Funds in light of their experience as Directors of the Funds, their confidence in the Advisor’s integrity and competence gained from that experience and the Advisor’s responsiveness to concerns raised by them in the past.

The Directors concluded that the Advisor has the quality and depth of personnel and investment methods essential to perform its duties under the Advisory Agreements and that the nature and the proposed cost of such advisory services are fair and reasonable in light of the services provided.

ADVISORY AGREEMENTS (continued)

(unaudited)

The Advisor’s historical performance in managing the Funds

The Directors reviewed information pertaining to the performance of each Fund. This data compared the performance of each Fund to the performance of certain funds in its peer group, as categorized by an independent third party, over annualized one-, three- and five-year periods ended at March 31, 2009. The comparative information showed that the Funds have historically outperformed their performance benchmarks. Based upon their review, the Directors concluded that the investment performance of each Fund over time has been consistently above average. The Directors noted that, in addition to the information received for the Meeting, they also receive detailed performance information for the Funds at each regular Board meeting, during the year. The Directors did not consider the performance of other accounts of the Advisor as there were no accounts similar enough to be relevant.

The costs of the services provided by the Advisor and the profits expected to be realized by the Advisor and its affiliates from their relationship with the Funds

The Directors considered the costs of the services provided by the Advisor, recognizing that it is difficult to make comparisons of profitability from investment advisory contracts. The Directors considered that the Advisor’s relationship with the Funds is one of its largest sources of revenue, largely due to the large amount of assets in the Funds compared to other products managed by the Advisor. The Directors considered certain benefits the Advisor realizes due to its relationship with the Funds. In particular, they noted that the Advisor has soft dollar arrangements under which certain brokers may provide industry research to the Advisor’s portfolio managers through the use of a portion of the brokerage commissions generated from the Advisor’s trading activities on behalf of the Funds. The Directors acknowledged that the Funds’ shareholders also benefit from these soft dollar arrangements because the Advisor is able to receive this research, which is used in the management of the portfolios of each Fund, by aggregating securities trades.

The Directors also considered other benefits relating to the relationship between the Advisor and the Funds. It was noted that several of the large institutional and individual accounts in the Funds are also clients of the Advisor and utilize the Advisor’s other products and services. It was also noted that some of these accounts are owned or controlled by employees of the Advisor.

The Directors also considered the advisory fees of each Fund in comparison to the advisory fees of funds within the Funds’ peer groups and believed such comparisons to be favorable to the Funds.

The extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of shareholders

The Directors also considered possible economies of scale that the Advisor could achieve in its management of the Funds. They considered the anticipated asset levels of the Funds, the information provided by the Advisor relating to its estimated costs, and information comparing the fee rates charged by the Advisor with fee rates charged by other unaffiliated investment advisors to their clients. The Directors considered the Advisor’s commitment to increasing staff devoted to managing and servicing the Funds as necessary. The Directors considered that the fee structure currently does not account for a sharing of economies of scale as the Funds’ assets increase but noted that the Funds assets have decreased in the past year. The Directors concluded that the current fee structure, and possible future economies of scale which might accrue once the Funds’ assets increase, are reasonable in view of the information provided by the Advisor.

ADVISORY AGREEMENTS (continued)

(unaudited)

Summary

The Board noted that, based on a review of all the factors that had been considered in their totality, the Directors, including all of the Independent Directors, determined that each Fund’s advisory fee is fair and reasonable with respect to the quality of services that the Advisor provides and in light of the other factors that had been discussed as deemed relevant by the Directors. The Directors noted that they had based their decision on evaluation of all of the factors as a whole and did not consider any one factor as all-important or controlling in determining whether to approve the Advisory Agreements.

SHAREHOLDER INFORMATION

Joint Special Meeting of Shareholders

A Joint Special Meeting of Shareholders of SMCF, SMDS and SSCV was held on January 15, 2009 for the purpose of electing eight Directors of each Fund. Each Fund is a separate legal entity and holders voted separately as shareholders of each Fund. A quorum for each Fund was represented at the Joint Special Meeting of Shareholders and the voting results are set forth below.

Stratton Multi-Cap Fund	Shares FOR	Shares WITHHELD/AGAINST
Bernard A. Francis, Jr.	2,308,375.85	54,067.46
John J. Lombard, Jr.	2,310,182.96	52,260.35
Lois Rothenberger	2,305,945.51	56,497.80
James W. Stratton	2,306,601.24	55,842.07
Frank Thomas	2,307,356.07	55,087.24
H. Drake Williams, Jr.	2,310,590.24	51,853.07
Joel H. Wilson	2,312,303.85	50,139.46
Harold L. Zuber, Jr.	2,312,303.85	50,139.46

Stratton Monthly Dividend REIT Shares	Shares FOR	Shares WITHHELD/AGAINST
Bernard A. Francis, Jr.	2,486,743.43	140,246.31
John J. Lombard, Jr.	2,537,574.48	89,415.25
Lois Rothenberger	2,535,012.63	91,977.10
James W. Stratton	2,488,888.08	138,101.65
Frank Thomas	2,532,872.52	94,117.22
H. Drake Williams, Jr.	2,534,325.98	92,663.75
Joel H. Wilson	2,544,814.09	82,175.64
Harold L. Zuber, Jr.	2,544,336.65	82,653.09

Stratton Small-Cap Value Fund	Shares FOR	Shares WITHHELD/AGAINST
Bernard A. Francis, Jr.	9,524,286.09	6,048,762.44
John J. Lombard, Jr.	15,404,602.51	168,446.02
Lois Rothenberger	15,375,324.17	197,724.36
James W. Stratton	9,547,995.73	6,025,052.80
Frank Thomas	15,353,341.88	219,706.65
H. Drake Williams, Jr.	15,373,823.52	199,225.01
Joel H. Wilson	15,432,312.12	140,736.41
Harold L. Zuber, Jr.	15,395,667.86	177,380.67

SHAREHOLDER INFORMATION (continued)

General Information on the Funds

Requests for a Prospectus, application, financial information including past performance figures or any additional information on the Funds and the available programs should be directed to the Funds’ toll free number at 1-800-634-5726. Please visit our website at www.strattonfunds.com to stay up to date on the Funds’ performance and to learn more about the Funds.

Share Price Information

The Funds’ daily NAVs can be found on our website at www.strattonfunds.com. Ticker symbols for SMCF, SMDS and SSCV are STRGX, STMDX and STSCX, respectively.

Minimum Investment

The minimum amount for the initial purchase of shares of each Fund is $2,000 for shares purchased in non-retirement accounts. Subsequent purchases may be made in amounts of $100 or more. There is no minimum amount for initial or subsequent purchases of Fund shares in retirement accounts.

Redemption Fees

The Funds may assess a redemption fee of 1.50% of the total redemption proceeds if shares are sold or exchanged within 120 days after the purchase date. This fee is retained by the Funds to offset the brokerage commissions, market impact and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the redemption fee applies, the shares that have been held the longest will be redeemed first. The fee does not apply to shares purchased through reinvested dividends or capital gains.

Dividends and Distributions

SMDS currently pays monthly dividends from net investment income. SMDS has made certain investments in REITs that pay dividends to their shareholders based on available funds from operations. It is quite common for these dividends to exceed a REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. SMDS intends to include the gross dividends from such REITs in its monthly distributions to its shareholders and, accordingly, a portion of SMDS’ distributions to shareholders may be reclassified as a return of capital at the end of the fiscal year. Such information will be mailed to shareholders on I.R.S. Form 1099DIV in late February. Please refer to Note 7 in the Notes to Financial Statements for changes affecting SMDS effective September 30, 2009. SMCF and SSCV may pay dividends, if any, from net investment income semi-annually and annually, respectively. Each Fund makes distributions of capital gains, if any, at least annually. Dividends and distributions may be reinvested in additional shares of the Funds.

SHAREHOLDER INFORMATION (continued)

Available Programs

Automatic Investment Plan

Shares of a Fund may be purchased through our Automatic Investment Plan. This plan provides a convenient method by which investors may have monies debited directly from their checking, savings or bank money market accounts for investment in a Fund. Participation in this plan requires a $2,000 initial minimum balance and a minimum monthly investment of $100. Only an account maintained at a domestic financial institution that is an Automated Clearing House member may participate in the plan.

Systematic Cash Withdrawal Plan

Shares of a Fund may be automatically redeemed through our Systematic Cash Withdrawal Plan. Participation in this plan requires a minimum account balance of $10,000 and a minimum monthly withdrawal of $50.

Retirement and Education Plans

Shares of the Funds are available for purchase through individual retirement accounts, other retirement plans and education savings accounts. Applications for these plans and further details about procedures to be followed are available by calling 1-800-634-5726, or by visiting the Funds’ website at www.strattonfunds.com.

Proxy Voting

For free information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, or to obtain a free copy of the Funds’ complete proxy voting policies and procedures, call 1-800-634-5726, or visit the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

Each Fund files a schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Forms N-Q also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Existing Shareholder Account Services

Shareholders seeking information regarding their accounts (including additional purchase or redemption requests) and other Fund services, should call 1-800-472-4266 or write the transfer agent at the following addresses:

via First Class Mail	via Overnight Courier
Stratton Mutual Funds	Stratton Mutual Funds
c/o PNC Global Investment Servicing (U.S.) Inc.	c/o PNC Global Investment Servicing (U.S.) Inc.
P. O. Box 9801	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427

SHAREHOLDER INFORMATION (continued)

Investment Portfolio Activities

Questions regarding any of the Funds’ investment portfolios should be directed to the Funds’ Advisor:

Stratton Management Company

Plymouth Meeting Executive Campus

610 W. Germantown Pike, Suite 300

Plymouth Meeting, PA 19462-1050

1-800-578-8261

Please do not send account related correspondence, including transaction requests, to the Advisor. Doing so may delay the processing of your account related request.

DIRECTORS

Bernard A. Francis, Jr.	James W. Stratton	Joel H. Wilson

John J. Lombard, Jr.	Frank Thomas	Harold L. Zuber, Jr.

Lois Rothenberger	H. Drake Williams, Jr.

OFFICERS

James W. Stratton	Gerald M. Van Horn, CFA	Brigid E. Hummel
Chairman	President	Assistant Secretary &
Stratton Mutual Funds	Stratton Small-Cap Value Fund	Assistant Treasurer

John A. Affleck, CFA	Joanne E. Kuzma	Michelle A. Whalen
President	Chief Compliance Officer	Assistant Secretary &
Stratton Multi-Cap Fund		Assistant Treasurer

James A. Beers	Patricia L. Sloan
President	Secretary & Treasurer
Stratton Monthly
Dividend REIT Shares

INVESTMENT ADVISOR

Stratton Management Company

Plymouth Meeting Executive Campus

610 W. Germantown Pike, Suite 300

Plymouth Meeting, PA 19462-1050

TRANSFER AGENT & DIVIDEND PAYING AGENT

PNC Global Investment Servicing (U.S.) Inc.

760 Moore Road

King of Prussia, PA 19406-1212

1-800-472-4266

CUSTODIAN BANK

PFPC Trust Company

The Eastwick Center, 8800 Tinicum Boulevard

Philadelphia, PA 19153

Visit the Stratton Mutual Funds

website at www.strattonfunds.com

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	The Stratton Funds, Inc.

By (Signature and Title)*	/s/ James W. Stratton
James W. Stratton, Chief Executive Officer (principal executive officer)

Date	8/10/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James W. Stratton
James W. Stratton, Chief Executive Officer
(principal executive officer)

Date	8/10/09

By (Signature and Title)*	/s/ James A. Beers
James A. Beers, Chief Financial Officer
(principal financial officer)

Date	8/10/09

* Print the name and title of each signing officer under his or her signature.